Note 14 - Commitments (Details) - Outstanding Commitments and Contingent Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Note 14 - Commitments (Details) - Outstanding Commitments and Contingent Liabilities [Line Items]
Commitments	$ 125,670	$ 92,135
Financial Standby Letter of Credit [Member]
Note 14 - Commitments (Details) - Outstanding Commitments and Contingent Liabilities [Line Items]
Commitments	4,809	281
Commitments to Extend Credit [Member]
Note 14 - Commitments (Details) - Outstanding Commitments and Contingent Liabilities [Line Items]
Commitments	$ 120,861	$ 91,854